Financial Risk Management - Disclosure of Outstanding Derivatives (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Outstanding Derivatives [Line Items]
Other current liabilities	kr 40,677	kr 36,985
Currency Derivatives [member] | Cash flow hedges [member]
Outstanding Derivatives [Line Items]
Other current assets	0	1,617
Other current liabilities	kr 2,229	kr 679